UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   October 11, 2012
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        46
Form 13F Information Table Value Total:       88627
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     1324    14325 SH       Sole                                      14325
ABBOTT LABS COM                COM              002824100     1669    24350 SH       Sole                                      24350
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     3368    48100 SH       Sole                                      48100
ANALOG DEVICES INC COM         COM              032654105     2251    57450 SH       Sole                                      57450
APPLE COMPUTER INC COM         COM              037833100     4556     6830 SH       Sole                                       6830
BANK OF NOVA SCOTIA COM        COM              064149107     2335    42600 SH       Sole                                      42600
BCE INC COM                    COM              05534B760     1298    29550 SH       Sole                                      29550
CANADIAN NATL RY CO COM        COM              136375102     2343    26550 SH       Sole                                      26550
CHEVRON CORP COM               COM              166764100     2281    19572 SH       Sole                                      19572
COCA COLA CO COM               COM              191216100     3283    86550 SH       Sole                                      86550
CORNERSTONE FINL CORP COM      COM              21925G102       38    40000 SH       Sole                                      40000
DEERE & CO COM                 COM              244199105      631     7650 SH       Sole                                       7650
DU PONT E I DE NEMOURS COM     COM              263534109     2866    57004 SH       Sole                                      57004
ECOLAB INC                     COM              278865100     1530    23601 SH       Sole                                      23601
ENTERPRISE PRODUCTS            COM              293792107      745    13900 SH       Sole                                      13900
EXXON MOBIL CORP COM           COM              30231G102     3655    39969 SH       Sole                                      39969
FISERV INC COM                 COM              337738108     1209    16325 SH       Sole                                      16325
GENERAL ELEC CO COM            COM              369604103      226     9937 SH       Sole                                       9937
ILLINOIS TOOL WKS INC COM      COM              452308109     1933    32500 SH       Sole                                      32500
INTEL CORP COM                 COM              458140100     2482   109551 SH       Sole                                     109551
JACOBS ENGR GROUP DEL COM      COM              469814107      360     8900 SH       Sole                                       8900
JOHNSON & JOHNSON COM          COM              478160104     3814    55345 SH       Sole                                      55345
KINDER MORGAN ENERGY UT LTD PA COM              494550106      628     7607 SH       Sole                                       7607
MEDTRONIC INC COM              COM              585055106     3003    69654 SH       Sole                                      69654
MERCK & CO INC COM             COM              58933Y105      377     8350 SH       Sole                                       8350
MICROSOFT CORP COM             COM              594918104     2915    97958 SH       Sole                                      97958
NIKE INC CL B                  COM              654106103     1974    20800 SH       Sole                                      20800
ORACLE CORP COM                COM              68389X105     1730    54975 SH       Sole                                      54975
PROCTER & GAMBLE CO COM        COM              742718109     2584    37254 SH       Sole                                      37254
SCHLUMBERGER LTD COM           COM              806857108     1803    24925 SH       Sole                                      24925
SOUTHERN CO COM                COM              842587107      212     4600 SH       Sole                                       4600
STRYKER CORP COM               COM              863667101     1280    22992 SH       Sole                                      22992
T ROWE PRICE GROUP INC         COM              74144T108     2169    34260 SH       Sole                                      34260
TJX COS INC NEW COM            COM              872540109     2898    64700 SH       Sole                                      64700
UNITED TECHNOLOGIES CP COM     COM              913017109     2927    37381 SH       Sole                                      37381
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1722    28550 SH       Sole                                      28550
WAL MART STORES INC COM        COM              931142103     2878    39000 SH       Sole                                      39000
WELLS FARGO & CO COM           COM              949746101     2753    79730 SH       Sole                                      79730
NOVARTIS A G SPONSORED ADR                      66987V109     1069    17450 SH       Sole                                      17450
NOVO-NORDISK A S ADR                            670100205     1831    11600 SH       Sole                                      11600
PETROLEO BRASILEIRO SA SPON AD                  71654V408      505    22000 SH       Sole                                      22000
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1601    23064 SH       Sole                                      23064
TEVA PHARMACEUTCL INDS ADR                      881624209     1650    39850 SH       Sole                                      39850
UNILEVER PLC SPON ADR NEW                       904767704     2109    57750 SH       Sole                                      57750
ISHARES TR MSCI EMERG MKT                       464287234     3516    85075 SH       Sole                                      85075
JPMORGAN CHASE CAP XVI PFD TR                   481228203      300    11800 SH       Sole                                      11800